Consolidated Balance Sheets (Parenthetical) - Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Unamortized discount of convertible debenture	$ 65,134	$ 65,742
Common stock, shares issued	366,052,788	251,285,912
Common stock, shares outstanding	366,052,788	251,285,912